JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 5, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
JPMorgan International Equity Plus Fund (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the JPMorgan International Equity Plus Fund does not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 84 (Amendment No. 85 under the Investment Company Act of 1940) filed electronically on May 31, 2019. Please contact Anthony Geron at 212-648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary